o BT INVESTMENT FUNDS o



          -----------------------------------------------------------

                            GLOBAL EMERGING MARKETS
                                  EQUITY FUND

          -----------------------------------------------------------





                         A N N U A L       R E P O R T
                         -----------------------------
                         S E P T E M B E R  o  1 9 9 8

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Table of Contents
--------------------------------------------------------------------------------


            Letter to Shareholders                                          3

            Global Emerging Markets Equity Fund
               Statement of Assets and Liabilities                          5
               Statement of Operations                                      5
               Statement of Changes in Net Assets                           6
               Financial Highlights                                         7
               Notes to Financial Statements                                8
               Report of Independent Accountants                            9

            Global Emerging Markets Equity Portfolio
               Schedule of Portfolio Investments                           10
               Statement of Assets and Liabilities                         11
               Statement of Operations                                     11
               Statement of Changes in Net Assets                          12
               Financial Highlights                                        12
               Notes to Financial Statements                               13
               Report of Independent Accountants                           15

                              -------------------

The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

                              -------------------

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this first annual report for the Global Emerging Markets Equity Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings. The Fund has not been in operation for a full twelve months, thus, while this is an annual report, performance is being reported for the life of the Fund as of September 30, 1998.

MARKET ACTIVITY
Equity markets in the emerging regions of Asia, Latin America, and Eastern Europe experienced extreme weakness in recent months. This primarily reflected a sharp reduction in investors' tolerance for risk in the uncertain global financial environment.

The current bout of emerging market weakness began in late 1997 with the crisis in Asia. The Asian markets fell sharply and have continued to do so in response to weak currencies, high interest rates, financial system instability, and slowing growth. Investors were concerned most recently that the weak Japanese yen would force a competitive devaluation in the Chinese currency, in turn, negatively impacting other currencies in the Asian region.

In August 1998, the risks spread to all emerging markets due to developments in Russia. The Russian government had had severe budget funding problems based on the short-term nature of its outstanding debt. Then, in the third calendar quarter, the government devalued the ruble and announced a plan to restructure its debt by exchanging short-dated Russian government securities for longer-dated U.S. securities. This disappointed investors, who would experience losses of around 70%. Acute political uncertainty in Russia also impacted investor sentiment.

The worst affected emerging equity markets were generally those with current account and budget deficits reliant on foreign capital. Countries with fixed currency systems in Latin America, such as Argentina and Brazil, particularly came under pressure, as speculators positioned themselves for the possibility that these currency systems will break down.

In Europe, the Middle East, and Africa, equity markets also experienced volatility. Investors in these markets predominantly focused on macroeconomic developments and ignored stock specific issues. Scared by the Russian double-tiered debacle of devaluation plus default, an emphasis was especially being put on large debt refinancing needs, current account deficits, and currency vulnerability.

Still, sentiment towards emerging markets improved near the end of the period, particularly for Asia. The main catalysts for this shift were several government actions, including:
o official intervention in the Hong Kong equity market;
o implementation of capital controls in Malaysia, which stabilized the nation's currency and enabled some recovery in stock prices; local investors were attracted by falling domestic interest rates and decreasing chances of foreign selling; and
o the Federal Reserve Board's decision to officially reduce the fed funds rate by 0.25% on September 29, 1998, reflecting its concern over developments in global financial system instability and a possible slowdown in U.S. economic growth.


                    Diversification of Portfolio Investments


                     By Asset Type as of September 30, 1998
                     (percentages are based on market value)


               [PIE CHART APPEARS HERE -- SEE PERCENTAGES BELOW]


Poland 2%                        Turkey 2%
Hungary 3%
Philippines 4%                  Mexico 19%
Thailand 4%
Malaysia 5%
Hong Kong 5%                    Brazil 10%
Greece 6%
Taiwan 7%                   South Korea 9%
South Africa 7%                   India 9%
                              Argentina 8%



--------------------------------------------------------------------------
Ten Largest Stock Holdings
--------------------------------------------------------------------------
  Telefonos de Mexico SA, ADR       Pohang Iron & Steel Co., Ltd., ADR
--------------------------------------------------------------------------
  Taiwan Semiconductor Mfg.         New World Infrastructure
  Co. Ltd., ADR                     Limited
--------------------------------------------------------------------------
  Alpha Credit Bank                 I.T.C. Limited, GDR
--------------------------------------------------------------------------
  Companhia Energetica de           Mahanagar Telephone
  Minas Gerais-CEMIG, ADR.          Nigam Ltd., GDR
--------------------------------------------------------------------------
  Fomento Economico                 Berjaya Sports Toto Bhd
  Mexicano SA, ADR
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Letter to Shareholders (continued)
--------------------------------------------------------------------------------

INVESTMENT REVIEW
The Fund outperformed its benchmark and its category average, primarily due to strong stock selection in Asia. The Fund also benefited from its underweight positions in the EMEA (Europe, Middle East, Africa) markets, particularly South Africa and Greece.

---------------------------------------------------------------------------
 Period ended September 30, 1998           Cumulative Total Returns
---------------------------------------------------------------------------
                                      Past 3 months and Since inception
---------------------------------------------------------------------------
 BT Investment Global Emerging
  Markets Equity Fund*                              -19.60%
  (inception 6/30/98)
---------------------------------------------------------------------------
 MSCI International Emerging
  Market Free Index**                               -22.01%
---------------------------------------------------------------------------
 Lipper Emerging Markets Average***                 -23.57%
---------------------------------------------------------------------------

In Latin America, some early portfolio exposure to Brazil was switched to Mexico. The uncertainty surrounding Brazil and the possibility of a currency devaluation there has substantially increased its risk. We are more optimistic about Mexico for several reasons:
o the free float of the currency should allow interest rates to trend down faster
o the government has demonstrated its commitment to fiscal reform
o economic growth should still be a respectable 4% this year and 2%-3% next year.

Portfolio positioning in Asia remains defensive. We are managing with biases towards:
o utilities, such as telecommunication and infrastructure companies, which tend to have more stable cash flows
o electronics companies in Taiwan, that have low cost bases and that, in our opinion, are well positioned to benefit from U.S. outsourcing
o consumer domestic franchises with a domestic brand name, established distribution networks, and fairly defensive natures.

The Fund currently has under 4% invested in Malaysia. We do not intend to commit any additional allocation to this market while its capital controls remain in place. We view the recent strength of its equity market as artificial, since it would not have occurred without government intervention. It may not be sustainable. While we maintain our holdings in the Malaysian market, the Fund also has the option of selling its equity exposure and investing in Malaysian cash, if the outlook for this equity market deteriorates.

The Fund's exposure to Russia was sold during the period, as we believe the situation is likely to get worse before it gets better. The nation's politics remain very uncertain, with President Yeltsin having lost a lot of credibility over the August crisis and with its parliament having rejected the reappointment of the former Prime Minister, Victor Chernomyrdin. The issue of the presidency, in particular, needs to be resolved before further policy progress can be made.

New positions were established toward the end of the period in Greece, South Africa, and Turkey. Still, the Fund remains underweighted in these markets.

The Fund is also holding a relatively high cash level due to the current uncertain global environment overall.

MANAGER OUTLOOK
Although recent U.S. interest rate reductions have provided some support to emerging equity markets, we believe the major near-term risks to performance in these markets are further weaknesses in the Japanese economy and the currency pressures in Brazil. A devaluation in Brazil could lead to another round of destabilizing currency falls throughout the emerging regions. So, too, could fears of a significant slowdown in the U.S. economy.

In Asia, sentiment has improved markedly due to government intervention and the recent strength of the yen. The latter has even taken pressure off other currencies in the region and improved the relative competitiveness of countries like Taiwan and Korea that compete directly with Japan. However, Asian economies are likely to remain weak in the coming year, which, in turn, will constrain earnings growth.

Given these global factors, we believe that emerging equity markets overall will continue to be volatile and constrained by weak growth, currency pressures, political instability, and a lack of support from international investors. However, sentiment could improve sharply if further policy responses are announced by the major developed economies.

We will continue to monitor economic conditions and their effect on financial markets as we seek long-term capital growth.

We value your support of the Global Emerging Markets Equity Fund and look forward to serving your investment needs in the years ahead.



                                /s/ Paul Durham
                                _______________

                                  Paul Durham
                            Portfolio Manager of the
                    Global Emerging Markets Equity Portfolio
                               September 30, 1998




---------------
* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**  Indices are unmanaged, and investments cannot be made in an index.
*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Statement of Assets and Liabilities September 30, 1998
--------------------------------------------------------------------------------

Assets
   Investment in Global Emerging Markets Equity Portfolio, at Value                                 $  1,939,763
   Prepaid Expenses                                                                                       13,722
   Receivable from Bankers Trust                                                                             397
                                                                                                    ------------
Total Assets                                                                                           1,953,882
                                                                                                    ------------
Liabilities
   Accrued Expenses and Other                                                                             16,624
                                                                                                    ------------
Total Liabilities                                                                                         16,624
                                                                                                    ------------
Net Assets                                                                                          $  1,937,258
                                                                                                    ============
Composition of Net Assets
   Paid-in Capital                                                                                  $  2,331,479
   Undistributed Net Investment Income                                                                     7,000
   Accumulated Net Realized Loss from Investment, Foreign Currency and
      Forward Foreign Currency Transactions                                                              (45,776)
   Net Unrealized Depreciation on Investment, Foreign Currency and
      Forward Foreign Currency Contracts                                                                (355,445)
                                                                                                    ------------
Net Assets                                                                                          $  1,937,258
                                                                                                    ============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding) $       8.04
                                                                                                    ============
Shares Outstanding ($0.001 par value per share, unlimited number of shares of
   beneficial interest authorized)                                                                       240,916
                                                                                                    ============


--------------------------------------------------------------------------------

Statement of Operations For the period June 30, 1998* through September 30, 1998
--------------------------------------------------------------------------------

Investment Income
   Income Allocated from Global Emerging Markets Equity Portfolio, net                           $         9,478
                                                                                                 ---------------
Expenses
   Administration and Services Fees                                                                        3,459
   Printing and Shareholder Reports                                                                        8,550
   Registration Fees                                                                                       2,677
   Professional Fees                                                                                       5,650
   Trustee Fees                                                                                              846
   Miscellaneous                                                                                             861
                                                                                                 ---------------
   Total Expenses                                                                                         22,043
   Less Expenses Absorbed by Bankers Trust                                                               (18,969)
                                                                                                 ---------------
      Net Expenses                                                                                         3,074
                                                                                                 ---------------
Net Investment Income                                                                                      6,404
                                                                                                 ---------------
Realized and Unrealized Gain (Loss) on Investment, Foreign Currency
   and Forward Foreign Currency Contracts
   Net Realized Gain (Loss) from:
      Investment Transactions                                                                           (144,545)
      Foreign Currency Transactions                                                                        4,719
      Forward Foreign Currency Transactions                                                               (4,123)
      Net Change in Unrealized Appreciation/Depreciation on Investment, Foreign Currency and
        Forward Foreign Currency Contracts                                                              (355,445)
                                                                                                 ---------------
Net Realized and Unrealized Loss on Investment, Foreign Currency and
   Forward Foreign Currency Contracts                                                                   (499,394)
                                                                                                 ---------------
Net Decrease in Net Assets from Operations                                                       $      (492,990)
                                                                                                 ===============

----------

* Commencement of operations

                  See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                 For the period
                                                                                                 June 30, 1998*
                                                                                                     through
                                                                                               September 30, 1998
                                                                                               ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                                        $          6,404
   Net Realized Loss from Investment, Foreign Currency and
      Forward Foreign Currency Transactions                                                             (143,949)
   Net Change in Unrealized Appreciation/Depreciation on Investment, Foreign Currency
      and Forward Foreign Currency Contracts                                                            (355,445)
                                                                                                ----------------
Net Decrease in Net Assets from Operations                                                              (492,990)
                                                                                                ----------------
Capital Transactions in Shares of Beneficial Interest
   Proceeds from Sales of Shares                                                                       2,586,798
   Cost of Shares Redeemed                                                                              (156,550)
                                                                                                ----------------
Total Increase from Capital Transactions in Shares of Beneficial Interest                              2,430,248
                                                                                                ----------------
Total Increase in Net Assets                                                                           1,937,258
Net Assets
Beginning of Period                                                                                           --
                                                                                                ----------------
End of Period (including undistributed net investment income of $7,000)                         $      1,937,258
                                                                                                ================

----------
* Commencement of operations

                  See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated for the Global Emerging Markets Equity Fund.

                                                                                                    For the period
                                                                                                    June 30, 1998**
                                                                                                        through
                                                                                                     September 30,
                                                                                                         1998
                                                                                                    ---------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                                                                      $ 10.00
                                                                                                          -------
Income from Investment Operations
   Net Investment Income                                                                                     0.03
   Net Realized and Unrealized Loss on Investment, Foreign Currency, and
      Forward Foreign Currency Contracts                                                                    (1.99)
                                                                                                          -------
Total Loss from Investment Operations                                                                       (1.96)
                                                                                                          -------
Net Asset Value, End of Period                                                                            $  8.04
                                                                                                          =======
Total Investment Return                                                                                    (19.60)%
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)                                                                $1,937
   Ratios to Average Net Assets:
      Net Investment Income*                                                                                1.67%
      Expenses, Including Expenses of the
        Global Emerging Markets Portfolio*                                                                  1.90%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust*                                                        10.64%

---------
 * Annualized
** Commencement of operations

                  See Notes to Financial Statements on Page 8

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts. Global Emerging Markets Equity Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on June 30, 1998. The Fund invests substantially all of its assets in the Global Emerging Markets Equity Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1998, the Fund's investment was approximately 99% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Investment Valuation
Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will also be made annually.

E. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocations of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the period ended September 30, 1998, the Global Emerging Markets Equity Fund reclassified $596 from paid-in capital to undistributed net investment income and $98,173 from paid-in capital to accumulated net realized loss. The Fund had a capital loss carry forward in the amount of $45,776 expiring in 2006.

F. Other
The Trust accounts separately for the assets, liabilities, and operations of each Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's Funds are allocated among the Funds. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .90% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.80% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.90% of the average daily net assets of the Fund, including expenses of the Portfolio.

The Trust has entered into a distribution agreement with ICCDistributors, Inc. ("ICC") under which ICCwill serve as distributor for shares sold on behalf of the Fund.

The Fund is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit collectively "the credit facilities" in the amounts of $50,000,000 and $100,000,000 respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis and apportioned equally among all the participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus
 .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended September 30, 1998.

Note 3--Shares of Beneficial Interest
At September 30, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                 For period June 30, 1998
                               (Commencement of Operations)
                                   to September 30, 1998
                               ----------------------------
                                   Shares        Amount
                               -------------- -------------
Sold                              261,126       $2,586,798
Reinvested                             --               --
Redeemed                          (20,210)        (156,550)
                                  -------       ----------
Net Increase                      240,916       $2,430,248
                                  =======       ==========

Note 4--Risks of Investing in Emerging Markets
The risks involved when investing in emerging markets are of a nature generally not encountered when investing in securities traded on major international markets.

Investment in securities of issuers based in underdeveloped emerging markets involves special risks and considerations not typically associated with investing in U.S. companies. These risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility. Additionally, developments affecting emerging market investments cannot always be foreseen.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Fund

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of BT Investment Funds and Shareholders of
Global Emerging Markets Equity Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Emerging Markets Equity Fund (one of the funds comprising of BTInvestment Funds hereafter referred to as the "Fund") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period June 30, 1998 (commencement of operations) through September 30, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1998 by correspondence with the transfer agent, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
November 6, 1998

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Schedule of Portfolio Investments September 30, 1998
--------------------------------------------------------------------------------


  Shares              Description                            Value
  ------              -----------                            -----
              COMMON STOCKS - 77.59%
              Argentina - 5.93%
    6,950     Quilmes Industrial Quins, ADR               $   56,903
    2,300     Y.P.F. Sociedad Anonima, ADR                    59,800
                                                          ----------
                                                             116,703
                                                          ----------
              Brazil - 7.61%
    4,142     Companhia Energetica de Minas
                Gerais-CEMIG, ADR.                            91,594
    4,050     Companhia Vale do Rio Doce, ADR                 58,089
                                                          ----------
                                                             149,683
                                                          ----------

              Greece - 4.74%
    1,255     Alpha Credit Bank                               93,324
                                                          ----------


              Hong Kong - 4.09%
   78,000     New World Infastructure Limited (a)             80,533
                                                          ----------

              Hungary - 2.25%
    2,300     Mol Magyar Olaj-es, GDR 144A (b)                44,275
                                                          ----------

              India - 7.03%
    3,500     I.T.C. Limited, GDR                             70,000
    5,760     Mahanagar Telephone Nigam Ltd.,
                GDR                                           68,400
                                                          ----------
                                                             138,400
                                                          ----------

              Malayasia - 3.47%
  125,000     Berjaya Sports Toto Bhd(+) (c)                  68,181
                                                          ----------


              Mexico - 15.06%
    4,420     Fomento Economico Mexicano SA, ADR              86,742
    2,900     Grupo Televisa SA, GDR (a)                      56,006
    3,470     Telefonos de Mexico SA, ADR                    153,547
                                                          ----------
                                                             296,295
                                                          ----------

              Philippines - 3.01%
    2,800     Philippine Long Distance Telephone              59,218
                                                          ----------

              Poland - 1.79%
    3,440     Bank Handlowy W. Warszawie                      35,260
                                                          ----------

              South Africa - 5.55%
   13,801     ABSA Group Limited                              50,266
    3,908     South African Breweries Limited                 58,930
                                                          ----------
                                                             109,196
                                                          ----------

              South Korea - 7.12%
    5,900     Pohang Iron & Steel Co., Ltd.,
                ADR                                           81,493
    8,300     SK Telecom Co. Ltd., ADR                        58,618
                                                          ----------
                                                             140,111
                                                          ----------

              Taiwan - 5.03%
    8,070     Taiwan Semiconductor Mfg. Co.
                Ltd., ADR (c)                             $   98,857
                                                          ----------

              Thailand - 3.30%
   21,000     Shinawatra Computer Public Co.,
                Ltd.                                          64,942
                                                          ----------

              Turkey - 1.61%
2,190,000     Hurriyet Gazetecilik ve
                Matbaacilik AS                                31,596
                                                          ----------

Total Common Stocks (Cost $1,879,466)                      1,526,574
                                                          ----------

Total Investments (Cost $1,879,466)              77.59%   $1,526,574
Other Assets in Excess of Liabilities            22.41%      440,969
                                                ------    ----------
Net Assets                                      100.00%   $1,967,543
                                                ======    ==========

-----------

(a) Non-Income Producing Security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This Security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.
(c) Illiquid security
(+) Security has been fair valued as of September 1, 1998, the repatriation of proceeds received from the sale of these securities has been blocked until at least 9/1/99. These securities are considered illiquid and are being fair valued using methods determined in good faith by the valuation committee of the Board of Trustees. See footnote 1.

The following abbreviations are used in portfolio descriptions:
ADR     --  American Depository Receipt
GDR     --  Global Depository Receipt

Industry Diversification (as a percentage of Total Investments):
(Unaudited)
                                                 % of
Industry                                     Market Value
--------                                     ------------

Banks                                            6.11%
Beverages                                        9.54%
Brewery                                          3.73%
Bridge & Tunnel                                  5.28%
Broadcasting                                     3.67%
Computer Services                                4.25%
Consumer Services                                3.29%
Diversified                                      4.47%
Electronics                                      6.48%
Holding Company                                  4.59%
Metals & Mining                                  3.81%
Miscellaneous                                    8.31%
Oil - International                              6.82%
Printing & Publishing                            2.07%
Steel                                            5.34%
Telecommunications                              22.24%
                                               ------
                                               100.00%
                                               ======

              See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Statement of Assets and Liabilities September 30, 1998
--------------------------------------------------------------------------------

Assets
   Investments, at value (cost of $1,879,466)                                                    $     1,526,574
   Cash*                                                                                                 576,238
   Dividends Receivable                                                                                    4,387
   Net Unrealized Appreciation on Forward Currency Contracts                                               4,833
   Receivable for Securities Sold                                                                        135,750
   Receivable from Bankers Trust                                                                          50,336
                                                                                                 ---------------
Total Assets                                                                                           2,298,118
                                                                                                 ---------------
Liabilities
   Payable for Securities Purchased                                                                      301,916
   Net Unrealized Depreciation on Forward Currency Contracts                                               5,602
   Accrued Expenses and Other                                                                             23,057
                                                                                                 ---------------
Total Liabilities                                                                                        330,575
                                                                                                 ---------------
Net Assets                                                                                       $     1,967,543
                                                                                                 ===============
Composition of Net Assets
   Paid-in Capital                                                                               $     2,323,806
   Net Unrealized Depreciation on Investments, Foreign Currencies and
      Forward Foreign Currency Contracts                                                                (356,263)
                                                                                                 ---------------
Net Assets                                                                                       $     1,967,543
                                                                                                 ===============


------------
* Includes Foreign Cash of $117,072 with a cost of $119,003.


--------------------------------------------------------------------------------
Statement of Operations For the period June 30, 1998* through September 30, 1998
--------------------------------------------------------------------------------

Investment Income
   Dividends (net of foreign withholding tax of $23)                                             $         7,408
   Interest                                                                                                6,648
                                                                                                 ---------------
Total Investment Income                                                                                   14,056
                                                                                                 ---------------
Expenses
   Advisory Fees                                                                                           4,542
   Administration and Services Fees                                                                          619
   Professional Fees                                                                                      22,200
   Trustees Fees                                                                                             706
   Miscellaneous                                                                                              36
                                                                                                 ---------------
   Total Expenses                                                                                         28,103
   Less Expenses Absorbed by Bankers Trust                                                               (23,561)
                                                                                                 ---------------
      Net Expenses                                                                                         4,542
                                                                                                 ---------------
Net Investment Income                                                                                      9,514
                                                                                                 ---------------
Realized and Unrealized Gain (Loss) on Investments, Foreign Currencies,
   and Forward Foreign Currency Contracts
   Net Realized Gain (Loss) from:
      Investment Transactions                                                                           (146,204)
      Foreign Currency Transactions                                                                        4,771
      Forward Foreign Currency Transactions                                                               (4,127)
      Net Change in Unrealized Appreciation/Depreciation on Investments, Foreign Currencies and
         Forward Foreign Currency Contracts                                                             (356,263)
                                                                                                 ---------------
Net Realized and Unrealized Loss on Investments, Foreign Currencies and
   Forward Foreign Currency Contracts                                                                   (501,823)
                                                                                                 ---------------
Net Decrease in Net Assets from Operations                                                       $      (492,309)
                                                                                                 ===============

--------------
* Commencement of operations


              See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                 For the period
                                                                                                 June 30, 1998*
                                                                                                     through
                                                                                               September 30, 1998
                                                                                               ------------------
Increase in Net Assets from:
Operations
   Net Investment Income                                                                        $          9,514
   Net Realized Loss from Investment, Foreign Currency, and
      Forward Foreign Currency Transactions                                                             (145,560)
   Net Change in Unrealized Appreciation/Depreciation on Investments, Foreign Currencies,
      and Forward Foreign Currency Contracts                                                            (356,263)
                                                                                                ----------------
Net Decrease in Net Assets from Operations                                                              (492,309)
                                                                                                ----------------
Capital Transactions
   Proceeds from Capital Invested                                                                      2,616,975
   Value of Capital Withdrawn                                                                           (157,122)
                                                                                                ----------------
Net Increase in Net Assets from Capital Transactions                                                   2,459,853
                                                                                                ----------------
Total Increase in Net Assets                                                                           1,967,543
Net Assets
Beginning of Period                                                                                           --
                                                                                                ----------------
End of Period                                                                                   $      1,967,543
                                                                                                ================


--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for the period indicated for the Global Emerging Markets Equity Portfolio.

                                                                                                    For the period
                                                                                                    June 30, 1998**
                                                                                                        through
                                                                                                     September 30,
                                                                                                         1998
                                                                                                    ---------------
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)                                                              $1,968
   Ratios to Average Net Assets:
      Net Investment Income*                                                                               2.30%
      Expenses*                                                                                            1.10%
      Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust*                                                        5.71%
   Portfolio Turnover Rate                                                                                   38%


-----------
 * Annualized
** Commencement of operations

              See Notes to Financial Statements on Pages 13 and 14

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
The Global Emerging Markets Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio is a subtrust or "series" of BT Investment Portfolios. The BT Investment Portfolios were organized on October 8, 1997 as a master trust under the laws of The State of New York and commenced operations on June 30, 1998. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. At September 30, 1998 the total value of fair valued securities was $68,181.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Foreign Currency Transactions
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Foreign Currency Contracts
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. Option Contracts
Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to make initial margin deposits either in cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

J. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------
Global Emerging Markets Equity Portfolio

Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 1.10% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 1.10% of the average daily net assets of the Portfolio.

The Portfolio may invest in the BT Institutional Cash Management Fund ("the Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The fund is offered as a cash management option to the Portfolio and other accounts managed by the Company.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility collectively ("the credit facilities") in the amounts of $50,000,000 and $100,000,000 respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended September 30, 1998.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1998, were $2,660,857 and $635,186, respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 1998 was $1,980,333. The aggregate gross unrealized appreciation for all investments was $21,693 and the aggregate gross unrealized depreciation for all investments was $475,452.

Note 4--Open Forward Foreign Currency Contracts
As of September 30, 1998, the Global Emerging Markets Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                                 Net Unrealized
                                                                                                  Appreciation
Contracts to Deliver              In Exchange For          Settlement Date     Value (US$)    (Depreciation) (US$)
-------------------------------------------------------------------------------------------------------------------
Sales
-------------------------------------------------------------------------------------------------------------------
BRL                    301,735    USD            233,000     12/09/98             235,118              (2,118)
HKD                     70,000    USD              8,980     10/27/98               9,021                 (41)
HKD                    252,025    USD             32,529     10/27/98              32,477                  52
HKD                    720,845    USD             91,200     12/22/98              92,473              (1,273)
KRW                392,000,000    USD            280,000     02/10/99             279,103                 897
PHP                  2,840,000    USD             63,592     09/28/98              65,287              (1,695)
PHP                  1,212,300    USD             27,000     11/16/98              27,350                (350)
THB                  1,694,950    USD             42,228     01/29/99              42,353                (125)
-------------------------------------------------------------------------------------------------------------------
                                                                              Total Sales              (4,653)
-------------------------------------------------------------------------------------------------------------------
Purchases
-------------------------------------------------------------------------------------------------------------------
HKD                    275,275    USD             35,000     10/27/98              35,474                 474
HKD                      7,775    USD              1,000     10/27/98               1,002                   2
HKD                     38,975    USD              5,014     10/27/98               5,023                   9
HKD                    720,845    USD             92,455     12/22/98              92,473                  18
KRW                185,115,000    USD            129,000     02/10/99             131,801               2,801
KRW                 70,500,000    USD             50,000     02/10/99              50,196                 196
PHP                  2,220,000    USD             50,650     10/01/98              51,034                 384
-------------------------------------------------------------------------------------------------------------------
                                                                          Total Purchases               3,884
-------------------------------------------------------------------------------------------------------------------
                                                                         Net Depreciation                (769)
-------------------------------------------------------------------------------------------------------------------

BRL -- Brazilian Real
HKD -- Hong Kong Dollar
PHP -- Philippines Peso
KRW -- South Korean Won
THB -- Thai Baht
USD -- U.S. Dollar

Note 5--Risks of Investing in Emerging Markets
The risks involved when investing in emerging markets are of a nature generally not encountered when investing in securities traded on major international markets.

Investment in securities of issuers based in underdeveloped emerging markets involves special risks and considerations not typically associated with investing in U.S. companies. These risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility. Additionally, developments affecting emerging market investments cannot always be foreseen.

--------------------------------------------------------------------------------
Global Emerging Markets Equity

Portfolio Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of BT Investment Portfolios and Holders of
Beneficial Interest of the Global Emerging Markets Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Emerging Markets Equity Portfolio (one of the portfolios comprising BT Investment Portfolios, hereafter referred to as the "Portfolio") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period June 30, 1998 (commencement of operations) through September 30, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
November 6, 1998

BT INVESTMENT FUNDS
GLOBAL EMERGING MARKETS EQUITY FUND





Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019




                              -------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This must be preceded or accompanied by a current prospectus for the Fund.

                              -------------------


                                                                STA809200 (9/98)
                                 Global Emerging Markets Equity CUSIP #055922678